Condensed Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2023	Aug. 31, 2023	Aug. 29, 2023	Jun. 30, 2023	Mar. 02, 2023	Feb. 27, 2023	Feb. 23, 2023	Dec. 31, 2022	Dec. 31, 2021
Temporary equity shares outstanding	6,104,682							28,750,000	28,750,000
Preferred stock par or stated value per share	$ 0.0001							$ 0.0001	$ 0.0001
Preferred stock shares authorized	1,000,000							1,000,000	1,000,000
Preferred stock shares issued	0							0	0
Preferred stock shares outstanding	0							0	0
Temporary Equity Redemption Price Per Share		$ 10.31	$ 10.31		$ 10.15
Common Class A [Member]
Temporary equity shares outstanding	6,104,682		2,328,063	8,432,745		20,317,255	20,317,255	28,750,000	28,750,000
Common stock par or stated value per share	$ 0.0001							$ 0.0001	$ 0.0001
Common stock shares authorized	200,000,000							200,000,000	200,000,000
Common stock shares issued	7,187,500							0	0
Common stock shares outstanding	7,187,500							0	0
Temporary Equity Redemption Price Per Share	$ 10.34							$ 10.1	$ 10
Common Class B [Member]
Common stock par or stated value per share	$ 0.0001							$ 0.0001	$ 0.0001
Common stock shares authorized	20,000,000							20,000,000	20,000,000
Common stock shares issued	0							7,187,500	7,187,500
Common stock shares outstanding	0							7,187,500	7,187,500